UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07685

 NAME OF REGISTRANT:                     Professionally Managed Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         777 East Wisconsin Avenue,
                                         4th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-5301

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


FundX Aggressive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 NOTTINGHAM INVESTMENT TRUST II                                                              Agenda Number:  933514247
--------------------------------------------------------------------------------------------------------------------------
        Security:  66976M409
    Meeting Type:  Special
    Meeting Date:  30-Nov-2011
          Ticker:  BCSIX
            ISIN:  US66976M4096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE AGREEMENT AND PLAN OF                      Mgmt          For                            For
       REORGANIZATION PURSUANT TO WHICH THE FUND
       WOULD BE REORGANIZED INTO A CORRESPONDING
       SERIES OF BROWN CAPITAL MANAGEMENT MUTUAL
       FUNDS, A NEWLY ESTABLISHED DELAWARE
       STATUTORY TRUST.

2A     TO AMEND THE FUNDAMENTAL INVESTMENT                       Mgmt          For                            For
       RESTRICTION REGARDING DIVERSIFICATION.

2B     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING INVESTMENTS OF
       SECURITIES OF ISSUERS OWNED BY OFFICERS OR
       TRUSTEES.

2C     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING INVESTMENTS FOR
       EXERCISING CONTROL OVER AN ISSUER.

2D     TO AMEND THE FUNDAMENTAL INVESTMENT                       Mgmt          For                            For
       RESTRICTION REGARDING REAL ESTATE/OIL, GAS,
       MINERAL LEASES.

2E     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING PURCHASING SECURITIES
       ON MARGIN.

2F     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING SHORT SALES.

2G     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING JOINT TRADING
       ACCOUNTS.

2H     TO AMEND THE FUNDAMENTAL INVESTMENT                       Mgmt          For                            For
       RESTRICTION REGARDING LENDING.

2I     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING INVESTMENTS IN
       "UNSEASONED COMPANIES".

2J     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING REPURCHASE AGREEMENTS
       / READILY MARKETABLE SECURITIES.

2K     TO AMEND THE FUNDAMENTAL INVESTMENT                       Mgmt          For                            For
       RESTRICTION REGARDING SENIOR SECURITIES /
       BORROWING.

2L     TO AMEND THE FUNDAMENTAL INVESTMENT                       Mgmt          For                            For
       RESTRICTION REGARDING COMMODITIES.

2M     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING RESTRICTED
       SECURITIES.

03     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE FUND AND BROWN
       CAPITAL MANAGEMENT, LLC.

04     TO APPROVE A DISTRIBUTION PLAN AND RELATED                Mgmt          For                            For
       FEE OF 0.20% FOR THE FUND.




--------------------------------------------------------------------------------------------------------------------------
 RYDEX SERIES TRUST                                                                          Agenda Number:  933518043
--------------------------------------------------------------------------------------------------------------------------
        Security:  78355W601
    Meeting Type:  Special
    Meeting Date:  26-Jan-2012
          Ticker:  RFG
            ISIN:  US78355W6012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE TRUST AND SECURITIES
       INVESTORS, LLC

02     DIRECTOR
       DONALD C. CACCIAPAGLIA                                    Mgmt          For                            For
       COREY A. COLEHOUR                                         Mgmt          For                            For
       J. KENNETH DALTON                                         Mgmt          For                            For
       JOHN O. DEMARET                                           Mgmt          For                            For
       RICHARD M. GOLDMAN                                        Mgmt          For                            For
       WERNER E. KELLER                                          Mgmt          For                            For
       THOMAS F. LYDON                                           Mgmt          For                            For
       PATRICK T. MCCARVILLE                                     Mgmt          For                            For
       ROGER SOMERS                                              Mgmt          For                            For

03     TO APPROVE A "MANAGER OF MANAGERS"                        Mgmt          For                            For
       ARRANGEMENT



FundX Conservative Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 DREYFUS/LAUREL FUNDS TRUST                                                                  Agenda Number:  933532675
--------------------------------------------------------------------------------------------------------------------------
        Security:  261980684
    Meeting Type:  Special
    Meeting Date:  08-Feb-2012
          Ticker:  DIBAX
            ISIN:  US2619806845
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOSEPH S. DIMARTINO                                       Mgmt          For                            For
       BENAREE PRATT WILEY                                       Mgmt          For                            For
       FRANCINE J. BOVICH                                        Mgmt          For                            For



FundX ETF Aggresive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 RYDEX SERIES TRUST                                                                          Agenda Number:  933518043
--------------------------------------------------------------------------------------------------------------------------
        Security:  78355W601
    Meeting Type:  Special
    Meeting Date:  26-Jan-2012
          Ticker:  RFG
            ISIN:  US78355W6012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE TRUST AND SECURITIES
       INVESTORS, LLC

02     DIRECTOR
       DONALD C. CACCIAPAGLIA                                    Mgmt          For                            For
       COREY A. COLEHOUR                                         Mgmt          For                            For
       J. KENNETH DALTON                                         Mgmt          For                            For
       JOHN O. DEMARET                                           Mgmt          For                            For
       RICHARD M. GOLDMAN                                        Mgmt          For                            For
       WERNER E. KELLER                                          Mgmt          For                            For
       THOMAS F. LYDON                                           Mgmt          For                            For
       PATRICK T. MCCARVILLE                                     Mgmt          For                            For
       ROGER SOMERS                                              Mgmt          For                            For

03     TO APPROVE A "MANAGER OF MANAGERS"                        Mgmt          For                            For
       ARRANGEMENT



FundX ETF Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 RYDEX SERIES TRUST                                                                          Agenda Number:  933518043
--------------------------------------------------------------------------------------------------------------------------
        Security:  78355W601
    Meeting Type:  Special
    Meeting Date:  26-Jan-2012
          Ticker:  RFG
            ISIN:  US78355W6012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE TRUST AND SECURITIES
       INVESTORS, LLC

02     DIRECTOR
       DONALD C. CACCIAPAGLIA                                    Mgmt          For                            For
       COREY A. COLEHOUR                                         Mgmt          For                            For
       J. KENNETH DALTON                                         Mgmt          For                            For
       JOHN O. DEMARET                                           Mgmt          For                            For
       RICHARD M. GOLDMAN                                        Mgmt          For                            For
       WERNER E. KELLER                                          Mgmt          For                            For
       THOMAS F. LYDON                                           Mgmt          For                            For
       PATRICK T. MCCARVILLE                                     Mgmt          For                            For
       ROGER SOMERS                                              Mgmt          For                            For

03     TO APPROVE A "MANAGER OF MANAGERS"                        Mgmt          For                            For
       ARRANGEMENT



FundX Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 DREYFUS/LAUREL FUNDS TRUST                                                                  Agenda Number:  933532675
--------------------------------------------------------------------------------------------------------------------------
        Security:  261980684
    Meeting Type:  Special
    Meeting Date:  08-Feb-2012
          Ticker:  DIBAX
            ISIN:  US2619806845
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOSEPH S. DIMARTINO                                       Mgmt          For                            For
       BENAREE PRATT WILEY                                       Mgmt          For                            For
       FRANCINE J. BOVICH                                        Mgmt          For                            For



FundX Tactical Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 DREYFUS/LAUREL FUNDS TRUST                                                                  Agenda Number:  933532675
--------------------------------------------------------------------------------------------------------------------------
        Security:  261980684
    Meeting Type:  Special
    Meeting Date:  08-Feb-2012
          Ticker:  DIBAX
            ISIN:  US2619806845
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOSEPH S. DIMARTINO                                       Mgmt          For                            For
       BENAREE PRATT WILEY                                       Mgmt          For                            For
       FRANCINE J. BOVICH                                        Mgmt          For                            For



FundX Tactical Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 NOTTINGHAM INVESTMENT TRUST II                                                              Agenda Number:  933514247
--------------------------------------------------------------------------------------------------------------------------
        Security:  66976M409
    Meeting Type:  Special
    Meeting Date:  30-Nov-2011
          Ticker:  BCSIX
            ISIN:  US66976M4096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE AGREEMENT AND PLAN OF                      Mgmt          For                            For
       REORGANIZATION PURSUANT TO WHICH THE FUND
       WOULD BE REORGANIZED INTO A CORRESPONDING
       SERIES OF BROWN CAPITAL MANAGEMENT MUTUAL
       FUNDS, A NEWLY ESTABLISHED DELAWARE
       STATUTORY TRUST.

2A     TO AMEND THE FUNDAMENTAL INVESTMENT                       Mgmt          For                            For
       RESTRICTION REGARDING DIVERSIFICATION.

2B     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING INVESTMENTS OF
       SECURITIES OF ISSUERS OWNED BY OFFICERS OR
       TRUSTEES.

2C     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING INVESTMENTS FOR
       EXERCISING CONTROL OVER AN ISSUER.

2D     TO AMEND THE FUNDAMENTAL INVESTMENT                       Mgmt          For                            For
       RESTRICTION REGARDING REAL ESTATE/OIL, GAS,
       MINERAL LEASES.

2E     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING PURCHASING SECURITIES
       ON MARGIN.

2F     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING SHORT SALES.

2G     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING JOINT TRADING
       ACCOUNTS.

2H     TO AMEND THE FUNDAMENTAL INVESTMENT                       Mgmt          For                            For
       RESTRICTION REGARDING LENDING.

2I     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING INVESTMENTS IN
       "UNSEASONED COMPANIES".

2J     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING REPURCHASE AGREEMENTS
       / READILY MARKETABLE SECURITIES.

2K     TO AMEND THE FUNDAMENTAL INVESTMENT                       Mgmt          For                            For
       RESTRICTION REGARDING SENIOR SECURITIES /
       BORROWING.

2L     TO AMEND THE FUNDAMENTAL INVESTMENT                       Mgmt          For                            For
       RESTRICTION REGARDING COMMODITIES.

2M     TO ELIMINATE THE FUNDAMENTAL INVESTMENT                   Mgmt          For                            For
       RESTRICTION REGARDING RESTRICTED
       SECURITIES.

03     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE FUND AND BROWN
       CAPITAL MANAGEMENT, LLC.

04     TO APPROVE A DISTRIBUTION PLAN AND RELATED                Mgmt          For                            For
       FEE OF 0.20% FOR THE FUND.




--------------------------------------------------------------------------------------------------------------------------
 RYDEX SERIES TRUST                                                                          Agenda Number:  933518043
--------------------------------------------------------------------------------------------------------------------------
        Security:  78355W601
    Meeting Type:  Special
    Meeting Date:  26-Jan-2012
          Ticker:  RFG
            ISIN:  US78355W6012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE TRUST AND SECURITIES
       INVESTORS, LLC

02     DIRECTOR
       DONALD C. CACCIAPAGLIA                                    Mgmt          For                            For
       COREY A. COLEHOUR                                         Mgmt          For                            For
       J. KENNETH DALTON                                         Mgmt          For                            For
       JOHN O. DEMARET                                           Mgmt          For                            For
       RICHARD M. GOLDMAN                                        Mgmt          For                            For
       WERNER E. KELLER                                          Mgmt          For                            For
       THOMAS F. LYDON                                           Mgmt          For                            For
       PATRICK T. MCCARVILLE                                     Mgmt          For                            For
       ROGER SOMERS                                              Mgmt          For                            For

03     TO APPROVE A "MANAGER OF MANAGERS"                        Mgmt          For                            For
       ARRANGEMENT



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Professionally Managed Portfolios
By (Signature)       /s/ Eric W. Falkeis
Name                 Eric W. Falkeis
Title                President
Date                 08/28/2012